UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2014

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 150.0% (91.1% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS- 128.6% (78.1% of Total Investments) (4)
	Aerospace & Defense - 0.5% (0.3% of Total Investments)
$ 1,481	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	$ 1,456,069
	Airlines - 3.1% (1.9% of Total Investments)
1,481	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	1,479,862
3,945	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	3,935,175
988	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	987,500
2,500	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	2,482,812
8,914	Total Airlines				8,885,349
	Automobiles - 0.8% (0.5% of Total Investments)
2,500	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	2,482,500
	Building Products - 0.5% (0.3% of Total Investments)
1,493	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,493,619
	Capital Markets - 1.8% (1.1% of Total Investments)
661	American Capital, LTD., Term Loan B	3.500%	8/22/17	BB-	662,213
1,412	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,402,844
1,493	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,498,843
1,807	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	1,810,883
5,373	Total Capital Markets				5,374,783
	Chemicals - 3.1% (1.9% of Total Investments)
1,881	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,866,870
4,000	Mineral Technologies, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB	3,999,952
988	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	987,870
1,432	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,431,226
197	W.R Grace & Co., Delayed Draw, Term Loan, (13)	1.000%	2/03/21	BBB-	196,504
553	W.R Grace & Co., Exit Term Loan	3.000%	2/03/21	BBB-	550,214
9,051	Total Chemicals				9,032,636
	Commercial Services & Supplies - 4.5% (2.8% of Total Investments)
515	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	508,572
748	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	CCC+	623,587
490	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	492,144
1,500	International Lease Finance Corp., Term Loan	3.500%	3/06/21	Ba2	1,497,499
750	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	716,250
2,421	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,320,783
5,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	4,979,655
1,990	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	2,001,608
4	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	3,967
13,418	Total Commercial Services & Supplies				13,144,065
	Communications Equipment - 1.2% (0.8% of Total Investments)
3,236	Avaya, Inc., Term Loan B3	4.734%	10/26/17	B1	3,131,207
499	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	497,398
3,735	Total Communications Equipment				3,628,605
	Computers & Peripherals - 3.4% (2.1% of Total Investments)
938	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	935,776
8,955	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	8,933,857
9,893	Total Computers & Peripherals				9,869,633
	Containers & Packaging - 0.1% (0.0% of Total Investments)
200	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	B+	199,109
	Diversified Consumer Services - 5.8% (3.5% of Total Investments)
3,374	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	3,425,572
1,524	Ceridian Corporation, New Replacement Term Loan	4.402%	8/14/15	B1	1,527,320
2,997	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,030,133
6,868	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BB	6,854,588
1,936	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B1	1,913,987
16,699	Total Diversified Consumer Services				16,751,600
	Diversified Financial Services - 1.9% (1.2% of Total Investments)
1,985	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	1,989,962
1,980	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	1,991,446
1,500	RCS Capital, Term Loan, WI/DD	TBD	TBD	B+	1,519,220
5,465	Total Diversified Financial Services				5,500,628
	Diversified Telecommunication Services - 5.2% (3.2% of Total Investments)
869	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	870,299
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	1,667,448
692	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	696,314
1,500	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	1,492,812
500	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	503,958
1,000	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,000,000
3,936	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,948,871
1,849	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB-	1,819,276
1,191	Ziggo N.V., Term Loan B2, DD1	3.250%	1/15/22	BB-	1,172,375
1,960	Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	1,928,139
15,164	Total Diversified Telecommunication Services				15,099,492
	Electronic Equipment & Instruments - 0.6% (0.4% of Total Investments)
1,885	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,762,475
	Energy Equipment & Services - 3.0% (1.8% of Total Investments)
4,640	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	4,706,679
750	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B-	729,375
1,800	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,796,063
1,489	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,491,077
8,679	Total Energy Equipment & Services				8,723,194
	Food & Staples Retailing - 3.0% (1.8% of Total Investments)
901	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	904,312
1,585	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	1,593,250
2,385	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	2,385,702
2,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,044,822
750	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	759,688
982	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	980,603
8,603	Total Food & Staples Retailing				8,668,377
	Food Products - 7.2% (4.4% of Total Investments)
7,992	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	8,013,853
1,000	Hearthside Group Holdings, Term Loan, First Lien, WI/DD	TBD	TBD	B1	1,001,250
1,574	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,578,064
990	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	982,928
5,831	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	5,845,922
3,650	Wilton Products, Inc., Tranche B, Term Loan	7.504%	8/30/18	B-	3,501,132
21,037	Total Food Products				20,923,149
	Health Care Equipment & Supplies - 3.7% (2.3% of Total Investments)
1,395	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,381,505
1,000	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	990,000
1,051	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,053,173
2,651	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	2,655,247
3,734	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,749,137
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	994,528
10,804	Total Health Care Equipment & Supplies				10,823,590
	Health Care Providers & Services - 8.4% (5.1% of Total Investments)
313	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	BB-	315,210
522	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	BB-	525,350
1,512	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,518,156
6	Community Health Systems, Inc., Term Loan E	3.469%	1/25/17	BB	5,752
3,949	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,965,843
594	Genesis Healthcare LLC, Term Loan	10.001%	12/04/17	B	606,408
4,145	Golden Living, Term Loan	5.000%	5/04/18	B	4,093,395
988	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	993,683
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	511,562
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	842,372
1,000	Mallinckrodt International Finance SA, Initial Term Loan B	3.500%	3/19/21	BB+	993,047
544	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	545,339
2,494	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	2,500,608
4,209	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B1	4,211,404
2,150	Sheridan Holdings, Inc., Term Loan, Second Lien	8.250%	12/20/21	B+	2,187,625
493	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	492,895
24,287	Total Health Care Providers & Services				24,308,649
	Hotels, Restaurants & Leisure - 6.3% (3.8% of Total Investments)
2,928	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.402%	1/28/18	Caa1	2,736,794
3,679	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	3,680,680
3,242	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	3,262,642
1,496	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	1,501,861
914	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	916,104
1,481	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,474,307
1,995	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	1,991,509
945	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB+	925,614
1,918	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	1,918,235
18,598	Total Hotels, Restaurants & Leisure				18,407,746
	Household Durables - 0.2% (0.1% of Total Investments)
485	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	486,012
	Household Products - 0.1% (0.0% of Total Investments)
186	Spectrum Brands, Inc., Term Loan C	3.500%	9/04/19	BB	186,106
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
1,495	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,500,605
	Insurance - 2.2% (1.3% of Total Investments)
739	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B1	739,896
2,738	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	2,737,094
2,968	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	2,960,172
6,445	Total Insurance				6,437,162
	Internet Software & Services - 0.5% (0.3% of Total Investments)
498	Sabre Inc., Term Loan B2	4.500%	2/19/19	B+	498,510
116	Sabre Inc., Term Loan C	4.000%	12/29/17	B+	116,368
741	Sabre Inc., Term Loan	4.250%	2/18/19	B1	740,471
1,355	Total Internet Software & Services				1,355,349
	IT Services - 2.5% (1.5% of Total Investments)
4,933	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	4,947,145
1,156	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	1,146,838
1,109	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,107,854
7,198	Total IT Services				7,201,837
	Leisure Equipment & Products - 1.9% (1.2% of Total Investments)
1,925	24 Hour Fitness Worldwide, Inc., Term Loan B	5.000%	4/22/16	Ba3	1,935,639
2,017	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,012,310
1,188	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	B1	1,188,000
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	508,750
5,630	Total Leisure Equipment & Products				5,644,699
	Machinery - 0.2% (0.1% of Total Investments)
504	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	503,490
	Media - 17.8% (10.8% of Total Investments)
898	Affinion Group Holdings, Inc., Term Loan B	6.750%	10/09/16	B1	901,033
1,500	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	Ba3	1,499,063
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	992,500
1,363	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	1,353,947
2,611	Clear Channel Communications, Inc., Term Loan E	7.650%	7/30/19	CCC+	2,619,172
6,581	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	6,580,650
1,423	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	1,434,342
1,000	IMG Worldwide, Inc., First Lien, WI/DD	TBD	TBD	B1	999,500
2,250	Interactive Data Corporation, Term Loan B, WI/DD	TBD	TBD	B+	2,251,757
990	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	996,188
1,694	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	1,708,807
960	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	963,747
985	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	985,000
1,608	Numericable Group S.A., Term Loan B1, WI/DD	TBD	TBD	Ba3	1,607,887
1,392	Numericable Group S.A., Term Loan B2, WI/DD	TBD	TBD	Ba3	1,391,041
1,847	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	1,877,226
1,493	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	1,494,988
15,770	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	15,734,158
3,870	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,856,063
1,013	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,010,459
1,321	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,310,876
411	Yell Group PLC, Term Loan A2	5.254%	3/01/19	CCC+	336,292
48	Yell Group PLC, Term Loan A2	1.500%	3/03/19	CCC+	—
756	Yell Group PLC, Term Loan B2, PIK	0.000%	3/03/24	CCC-	—
52,784	Total Media				51,904,696
	Multiline Retail - 0.9% (0.5% of Total Investments)
2,544	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	2,566,405
	Oil, Gas & Consumable Fuels - 6.6% (4.0% of Total Investments)
998	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	1,001,657
1,326	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,347,925
1,289	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	1,285,705
2,887	Fieldwood Energy LLC, Term Loan, Second Lien, DD1	8.375%	9/30/20	B2	2,985,110
1,230	Frac Tech International LLC, Term Loan B, WI/DD	TBD	TBD	B2	1,237,533
3,236	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	3,195,175
551	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	551,610
1,250	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	1,252,735
990	Saxon Energy Services, Inc., Term Loan	5.500%	2/15/19	Ba3	995,775
4,988	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	4,940,353
450	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/08/18	B+	461,250
19,195	Total Oil, Gas & Consumable Fuels				19,254,828
	Pharmaceuticals - 8.0% (4.8% of Total Investments)
794	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	795,654
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	60,000
95	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	104,709
2,000	Grifols, Inc., Term Loan	3.150%	2/27/21	Ba1	1,991,388
1,792	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	1,788,157
1,000	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	991,406
3,678	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	3,678,149
2,985	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	2,975,129
2,327	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	2,325,559
1,728	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	1,738,205
1,481	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,491,138
1,523	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,524,176
3,681	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	3,678,521
25,084	Total Pharmaceuticals				23,142,191
	Real Estate Investment Trust - 2.8% (1.7% of Total Investments)
1,867	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	1,875,974
2,475	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	2,471,953
1,485	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	1,478,812
2,461	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,446,847
8,288	Total Real Estate Investment Trust				8,273,586
	Real Estate Management & Development - 1.2% (0.7% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,534,376
1,900	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,902,810
3,400	Total Real Estate Management & Development				3,437,186
	Semiconductors & Equipment - 3.8% (2.3% of Total Investments)
5,000	Avago Technologies, Term Loan B, WI/DD	TBD	TBD	BBB-	5,017,580
3,476	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	3,476,288
1,493	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,499,030
981	NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	974,855
10,950	Total Semiconductors & Equipment				10,967,753
	Software - 10.7% (6.5% of Total Investments)
2,266	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,277,623
1,123	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,129,127
3,242	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	3,240,864
3,058	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	3,060,070
1,055	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	1,053,691
640	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	640,130
953	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	958,911
7,691	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	7,650,133
2,234	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	2,242,686
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.402%	6/01/15	CCC	2,462,500
975	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	978,707
3,448	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,469,605
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	873,543
946	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	946,723
31,003	Total Software				30,984,313
	Specialty Retail - 1.1% (0.7% of Total Investments)
1,574	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	1,572,872
1,645	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,636,531
3,219	Total Specialty Retail				3,209,403
	Trading Companies & Distributors - 1.5% (0.9% of Total Investments)
4,465	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,465,493
	Transportation Infrastructure - 0.3% (0.2% of Total Investments)
49	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	48,994
286	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	284,167
394	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	391,954
271	Ceva Group PLC, Synthetic Letter of Credit Term Loan	0.134%	3/19/21	B2	269,468
1,000	Total Transportation Infrastructure				994,583
	Wireless Telecommunication Services - 1.7% (1.0% of Total Investments)
1,774	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	1,777,356
3,012	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,114,769
4,786	Total Wireless Telecommunication Services				4,892,125
$377,295	Total Variable Rate Senior Loan Interests (cost $374,424,080)				373,943,090

Shares	Description (1)				Value
	COMMON STOCKS - 2.4% (1.5% of Total Investments)
	Diversified Consumer Services - 0.7% (0.4% of Total Investments)
53,319	Cengage Learning Holdings II LP, (6)				$ 1,939,483
	Hotels, Restaurants & Leisure - 0.4% (0.3% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (6), (7)				1,290,492
	Media - 1.3% (0.8% of Total Investments)
32,018	Metro-Goldwyn-Mayer, (6), (7)				2,353,323
18,422	Tribune Company, (6)				1,432,311
14,825	Tribune Company, (6), (8)				—
	Total Media				3,785,634
	Professional Services - 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (6), (7)				75,443
	Software - 0.0% (0.0% of Total Investments)
291,294	Eagle Topco LP, (6)				—
	Total Common Stocks (cost $5,186,042)				7,091,052

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 864,875
$ 850	Total Convertible Bonds (cost $710,500)				864,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 18.7% (11.3% of Total Investments)
	Commercial Services & Supplies - 0.4% (0.3% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 958,500
360	Tervita Corporation, 144A	8.000%	11/15/18	B-	363,600
1,260	Total Commercial Services & Supplies				1,322,100
	Communications Equipment - 0.7% (0.4% of Total Investments)
1,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	910,000
1,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	1,082,500
2,000	Total Communications Equipment				1,992,500
	Consumer Finance - 0.4% (0.2% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,072,500
	Containers & Packaging - 1.0% (0.6% of Total Investments)
2,600	Reynolds Group	9.875%	8/15/19	CCC+	2,886,000
	Diversified Consumer Services - 0.2% (0.1% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	506,250
	Diversified Telecommunication Services - 1.7% (1.1% of Total Investments)
2,000	IntelSat Limited	7.750%	6/01/21	B-	2,085,000
450	IntelSat Limited	8.125%	6/01/23	B-	472,500
2,286	Level 3 Communications Inc.	11.875%	2/01/19	B-	2,577,465
4,736	Total Diversified Telecommunication Services				5,134,965
	Energy Equipment & Services - 0.2% (0.1% of Total Investments)
500	Offshore Group Investment Limited	7.125%	4/01/23	B-	492,500
	Health Care Equipment & Supplies - 2.5% (1.5% of Total Investments)
2,025	Kinetic Concepts	10.500%	11/01/18	B-	2,313,563
1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,165,000
3,500	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	3,675,000
6,525	Total Health Care Equipment & Supplies				7,153,563
	Health Care Providers & Services - 2.1% (1.3% of Total Investments)
1,500	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	1,530,000
2,400	Community Health Systems, Inc.	6.875%	2/01/22	B	2,487,000
325	HCA Inc.	7.250%	9/15/20	BB+	350,594
600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	637,500
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,125,000
5,825	Total Health Care Providers & Services				6,130,094
	Media - 4.4% (2.6% of Total Investments)
3,200	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	3,136,000
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,058,680
3,054	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	3,130,528
2,750	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,921,874
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	572,500
12,376	Total Media				12,819,582
	Pharmaceuticals - 1.6% (1.0% of Total Investments)
750	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	811,875
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,140,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	545,000
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,115,000
4,250	Total Pharmaceuticals				4,611,875
	Semiconductors & Equipment - 1.3% (0.8% of Total Investments)
1,000	Advanced Micro Devices, Inc., 144A	6.750%	3/01/19	B	1,037,500
1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,142,188
1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,560,000
3,575	Total Semiconductors & Equipment				3,739,688
	Software - 0.6% (0.4% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	981,750
750	Infor Us Inc.	9.375%	4/01/19	B-	841,875
1,600	Total Software				1,823,625
	Specialty Retail - 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (5), (8)	11.000%	12/01/17	D	5
	Trading Companies & Distributors - 0.4% (0.2% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,107,500
	Wireless Telecommunication Services - 1.2% (0.7% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	541,250
1,000	Sprint Corporation, 144A	7.125%	6/15/24	BB-	1,050,000
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,863,750
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	80,906
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,719
3,400	Total Wireless Telecommunication Services				3,616,625
$ 51,627	Total Corporate Bonds (cost $50,603,074)				54,409,372
	Total Long-Term Investments (cost $430,923,696)				436,308,389

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 14.6% (8.9% of Total Investments)
$ 42,370	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $42,369,966, collateralized by $41,610,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $43,222,388	0.000%	5/01/14		$ 42,369,966
	Total Short-Term Investments (cost $42,369,966)				42,369,966
	Total Investments (cost $473,293,662) - 164.6%				478,678,355
	Borrowings - (38.5)% (9), (10)				(112,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (19.9)% (11)				(58,000,000)
	Other Assets Less Liabilities - (6.2)% (12)				(17,919,774)
	Net Assets Applicable to Common Shares - 100%				$ 290,758,581

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (12)
Morgan Stanley	$ 18,487,500	Receive	1-Month USD-LIBOR	2.201%	Monthly	4/20/16	$ (649,718)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$ 373,943,090	$ —		$ 373,943,090
Common Stocks	3,371,794	3,719,258	—	*	7,091,052
Convertible Bonds	—	864,875	—		864,875
Corporate Bonds	—	54,409,367	5		54,409,372
Short-Term Investments:
Repurchase Agreements	—	42,369,966	—		42,369,966
Investments in Derivatives:
Interest Rate Swaps**	—	(649,718)	—		(649,718)
Total	$ 3,371,794	$ 474,656,838	$ 5		$ 478,028,637
*Value equals zero as of the end of the reporting period.
**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $473,321,248.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation					$ 9,880,270
Depreciation					(4,523,163)

Net unrealized appreciation (depreciation) of investments					$ 5,357,107

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(8)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 23.4%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(11)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.1%.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(13)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of April 30, 2014, the Fund had unfunded senior loan commitments outstanding of $197,368.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014